Summary of Significant Accounting Policies - Schedule of Activity in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 57,048	$ 45,773	$ 28,105
Provision for credit losses, net of recoveries	49,650	34,881	37,469
Write-offs	(25,182)	(23,705)	(19,777)
Foreign currency translation and other	140	99	(24)
Balance at end of period	81,656	57,048	45,773
Provision for credit losses recorded as a reduction to revenue for the provision of specific receivables whole collection is not considered probable	$ 25,200	$ 23,700	$ 19,800